PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Prepaid Expense and Other Assets, Current [Abstract]
Allowance for credit loss on loans to third parties and employees	$ 11,084	$ 80,877
Percentage of loans to third parties and employees collected	11.10%
Proceeds from loans to third parties and employees	$ 183,086